Earnings (loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings (loss) Per Share
Schedule of securities excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive

	As of December 31,
	2011	2012	2013
Employee Stock Options	7,167,138	6,657,794	—
Series A Preferred Shares	20,212,500	—	—
Series B Preferred Shares	8,166,667	—	—
Non-vested ordinary shares	—	741,500	—

Schedule of calculations of basic earnings (loss) per share and diluted earnings per share

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
Numerator:
Net (loss) income	(107,271,525)	(9,472,074)	52,299,863
Deemed dividend on issuance of Series A
Preferred Shares	(49,214,977)	—	—

Net (loss) income attributable to ordinary shareholders	(156,486,502)	(9,472,074)	52,299,863

Denominator:
Weighted-average ordinary shares, outstanding—basic	46,255,574	88,849,206	108,962,637
Weighted-average ordinary shares, outstanding—diluted	46,255,574	88,849,206	115,495,173
Basic net (loss) earnings per share	(3.38)	(0.11)	0.48
Diluted net (loss) earnings per share	(3.38)	(0.11)	0.45